Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	jpfmfgi_SupplementTextBlock

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpfmfgi_SupplementTextBlock

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2017, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUSES FOR FUTURE REFERENCE